Summary of Stock Option and Restricted Stock Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted stock available for grant, Beginning Balance	953,887		1,924,766		3,478,507
Options and restricted stock available for grant, increase to option pool	1,877,411		1,774,752		1,768,421
Options granted	(915,500)	[1]	(1,735,950)	[1]	(2,376,450)	[2]
Options expired	407,505		277,775		296,214
Options forfeited	675,863		254,318		288,824
Options and restricted stock available for grant, Ending Balance	2,379,148		953,887		1,924,766		3,478,507
Number of options outstanding, Beginning Balance	7,203,784		6,410,589		4,701,151
Options granted	915,500	[1]	1,735,950	[1]	2,376,450	[2]
Options exercised	(6,556)		(410,662)		(81,974)
Options expired	(407,505)		(277,775)		(296,214)
Options forfeited	(675,863)		(254,318)		(288,824)
Number of options outstanding, Ending Balance	7,029,360		7,203,784		6,410,589		4,701,151
Beginning Balance	$ 8.24		$ 8.48		$ 9.59
Options exercisable at December 31, 2012	4,650,934	[3]
Options granted	$ 4.13	[1]	$ 7.28	[1]	$ 6.62	[2]
Options exercised	$ 4.13		$ 4.28		$ 4.54
Options expired	$ 11.04		$ 14.47		$ 13.49
Options forfeited	$ 7.04		$ 6.70		$ 7.12
Ending Balance	$ 7.67		$ 8.24		$ 8.48		$ 9.59
Options exercisable at December 31, 2012	$ 8.52	[3]
Weighted average remaining contractual term, outstanding at the end of year	6 years 3 months 11 days		6 years 9 months 22 days		7 years 2 months 12 days		5 years 7 months 10 days
Weighted Average Remaining Contractual Term, Options exercisable at December 31, 2012	5 years 29 days	[3]
Aggregate intrinsic value, Outstanding at December 31, 2012	$ 506
Aggregate intrinsic value, Options exercisable at December 31, 2012	$ 339	[3]
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted	(1,343,250)		(1,603,899)		(1,613,000)
Restricted stock forfeited	723,232		62,125		82,250

[1]	Includes 765,000, 313,400, and 202,000 stock options issued in 2010, 2011 and 2012, respectively, which have vesting based on a combination of certain service and market conditions.
[2]	Includes 880,000 stock options which vest over 2 years.
[3]	Includes 618,000 stock options which have vested based on meeting a combination of certain service and market conditions.